Employee benefits - Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Japanese Defined Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	¥ 59,022
Remeasurements:
Ending balance of the fiscal year	(31,021)	¥ 59,022
Japanese Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	488,818	543,292
Current service cost	6,565	11,561
Interest cost	9,373	7,861
Remeasurements:
Change in demographic assumptions	1,509	2,005
Change in financial assumptions	(33,628)	(32,255)
Other	(294)	1,514
Benefits paid	(32,318)	(45,135)
Other	0	(25)
Impact from loss of control of the Financial Services business	(52,593)
Ending balance of the fiscal year	387,432	488,818
Foreign Defined Benefit Plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	83,836
Remeasurements:
Ending balance of the fiscal year	61,826	83,836
Foreign Defined Benefit Plan [Member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance of the fiscal year	130,259	126,987
Current service cost	1,995	2,049
Past service cost	980	216
Interest cost	5,477	5,155
Remeasurements:
Change in demographic assumptions	489	14
Change in financial assumptions	(5,272)	(3,707)
Other	639	8,894
Translation adjustments	14,217	(1,382)
Plan participants' contributions	276	231
Benefits paid	(8,741)	(8,198)
Curtailments and settlements	(551)
Ending balance of the fiscal year	¥ 139,768	¥ 130,259